Fair value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Major Classes of Assets Measured at Fair Value on Recurring Basis
As of December 31, 2025, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[1,3]	$—	$—	$—	$79,550	$79,550
Total assets	$—	$—	$—	$79,550	$79,550

[1] Excludes investments in equity securities recorded at cost, net of impairment of $2.5 million which do not qualify for the NAV practical expedient.

As at December 31, 2024, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[2,3]	$—	$—	$—	$54,448	$54,448
Total assets	$—	$—	$—	$54,448	$54,448

[2] Excludes investments in equity securities recorded at cost of $3.5 million which do not qualify for the NAV practical expedient.

As at December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities[4]	$1,954	$—	$—	$—	$1,954
Investments in equity[3]	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments[5]	—	2,411	—	—	2,411
Total Liabilities	$—	$2,411	$—	$—	$2,411
3 To determine the classification of its investments in equity, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that certain interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820, Fair value measurement. Any increases or decreases in fair value are recognized in net income in the period.

[4] Represents the fair value of highly liquid investments with maturities greater than three months, a minimum "A-" rated fixed term deposit and are based on quoted market prices.

[5] Represents the fair value of the interest rate caps and the interest rate swap.

Schedule of Fair Value of Major Classes of Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2025, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[1,3]	$—	$—	$—	$79,550	$79,550
Total assets	$—	$—	$—	$79,550	$79,550

[1] Excludes investments in equity securities recorded at cost, net of impairment of $2.5 million which do not qualify for the NAV practical expedient.

As at December 31, 2024, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[2,3]	$—	$—	$—	$54,448	$54,448
Total assets	$—	$—	$—	$54,448	$54,448

[2] Excludes investments in equity securities recorded at cost of $3.5 million which do not qualify for the NAV practical expedient.

As at December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities[4]	$1,954	$—	$—	$—	$1,954
Investments in equity[3]	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments[5]	—	2,411	—	—	2,411
Total Liabilities	$—	$2,411	$—	$—	$2,411
3 To determine the classification of its investments in equity, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that certain interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820, Fair value measurement. Any increases or decreases in fair value are recognized in net income in the period.

[4] Represents the fair value of highly liquid investments with maturities greater than three months, a minimum "A-" rated fixed term deposit and are based on quoted market prices.

[5] Represents the fair value of the interest rate caps and the interest rate swap.